Concentration of risk (Details Narrative) - Jun. 30, 2023	USD ($)	CNY (¥)
FDIC limit	$ 72,000	¥ 500,000
HONG KONG
Cash deposits	20,027,603
CHINA
Cash deposits	$ 448,851